DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of deferredc tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
14.	DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2017 US$’000	2016 US$’000	2017 US$’000	2016 US$’000	2017 US$’000	2016 US$’000
Property, plant and equipment	448	—	(98)	(574)	350	(574)
Intangible assets	—	—	(9,443)	(16,430)	(9,443)	(16,430)
Inventories	1,006	897	—	—	1,006	897
Provisions	3,510	5,701	—	—	3,510	5,701
Other items	2,109	2,035	(1,291)	(1,357)	818	678
Tax value of loss carryforwards recognised	1,625	5,923	—	—	1,625	5,923

Deferred tax assets/(liabilities)	8,698	14,556	(10,832)	(18,361)	(2,134)	(3,805)

The deferred tax asset in 2017 is mainly due to deductible temporary differences relating to provisions, property, plant and equipment, net operating losses, share-based payments and the elimination of unrealised intercompany inventory profit. The deferred tax asset decreased by US$5,858,000 in 2017 principally due to the reduction in the tax value of loss carryforwards due to a change in US tax rate.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US and deferred tax recognised on fair value asset uplifts in connection with business combinations. The deferred tax liability decreased by US$7,529,000 in 2017, principally because of the reduction in the US tax rate and because of the impairment of intangible assets on which the deferred tax liabilities were recognised.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2017 and at December 31, 2016 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

The vast majority of temporary differences are expected to reverse after 2021.

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2017	December 31, 2016
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	61,264	23,630
US state credit carryforwards	345	277

	69,902	32,200

There was an increase of US$37,702,000 in the unrecognised deferred tax assets during the year ended December 31, 2017. For comments on the uncertainty prompting less than full recognition refer to Note 9. The movement in the unrecognised deferred tax assets during the year ended December 31, 2017 is analysed as follows:

Movement in unrecognised deferred tax assets	Increase / (decrease) US$’000	Applicable tax rate %	Tax effect US$’000
US state credit carryforwards	68	n/a	68
Net operating losses Brazil	(2,100)	34%	(714)
Net operating losses Ireland	39,734	12.5% -25%	5,452

Total – continuing operations	37,702		4,806

A deferred tax asset of US$345,000 (2016: US$277,000) in respect of US state credit carryforwards was not recognised due to uncertainties regarding the timing of the utilisation of these state credit carryforwards in the related tax jurisdiction in future periods.

A deferred tax asset of US$1,380,000 (2016: US$2,094,000) was not recognised in respect of net operating losses in Brazil. The entity in Brazil was incorporated in 2012 and has cumulative losses to date. The deferred tax asset has not been recognised for Brazil due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised.

A deferred tax asset of US$2,641,000 (2016: US$1,671,000) was not recognised in respect of net operating losses of Trinity Biotech Investments Ltd. (“TBIL”). TBIL, which is tax resident in Ireland, issued an exchangeable note of US$115 million in 2015 following its incorporation earlier in that year. To date this entity has interest expenses and no income. The deferred tax asset has not been recognised due to uncertainty regarding the full utilization of these losses in future periods. Only when it is probable that future profits will be available to utilize the forward losses is a deferred tax asset recognised. In accordance with IAS 12, Income Taxes, both the movement in the exchangeable note’s embedded derivatives value and the movement on the exchangeable note’s host contract, being the accretion of notional interest, are exempt from deferred taxation recognition.

A deferred tax asset of US$5,829,875 (2016: US$1,348,000 was not recognised in respect of net operating losses in Trinity Biotech Manufacturing Ltd. The deferred tax asset has not been recognised due to insufficient deferred tax liabilities following the impairment charge relating to fixed assets in this entity. When there is a reversing deferred tax liability in a jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.

No deferred tax asset is recognised in respect of a capital loss forward of US$8,293,000 (2016: US$8,293,000) in Ireland as it is not probable that there will be future capital gains against which to offset these capital losses.

Unrecognised deferred tax liabilities

At December 31, 2017 and 2016, there was no recognised or unrecognised deferred tax liability for taxes that would be payable on the unremitted earnings of certain of the Group’s subsidiaries. The Company is able to control the timing of the reversal of the temporary differences of its subsidiaries and it is probable that these temporary differences will not reverse in the foreseeable future.

Movement in temporary differences during the year

	Balance January, 1 2017	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2017
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	(574)	924	—	—	350
Intangible assets	(16,430)	6,987	—	—	(9,443)
Inventories	897	109	—	—	1,006
Provisions	5,701	(2,191)	—	—	3,510
Other items	678	140	—	—	818
Tax value of loss carryforwards recognised	5,923	(4,298)	—	—	1,625

	(3,805)	1,671	—	—	(2,134)

	Balance January, 1 2016	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2016
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	(830)	256	—	—	(574)
Intangible assets	(22,319)	(214)	6,036	67	(16,430)
Inventories	1,015	(118)	—	—	897
Provisions	2,960	2,741	—	—	5,701
Other items	471	207	—	—	678
Tax value of loss carryforwards recognised	6,676	396	(1,149)	—	5,923

	(12,027)	3,268	4,887	67	(3,805)